LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

COLLECTION PERIOD:  NOVEMBER 1-30, 2006   PAYMENT DATE:  DEC 15 2006
DETERMINATION DATE: DEC 08 2006           REPORT BRANCH: 2062

                                                                                                                     OVERCOLLAT-
INITIAL DEAL                             TOTAL         CLASS A-1       CLASS A-2       CLASS A-3       CLASS A-4     ERALIZATION
--------------------------------------------------------------------------------------------------------------------------------

Class Percentages                           100.00%          19.75%          27.06%          29.03%          22.91%         1.25%
Initial Pool Balance                356,486,170.16   70,406,018.61   96,456,245.49  103,496,847.35   81,670,981.58  4,456,077.12
Prefunding                          149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42  1,873,036.80
Total Balance                       506,329,113.92  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Note Balance Total                  500,000,000.00  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00
Number of Contracts                         19,634
Class Pass Through Rates                                     5.370%          5.340%          5.170%          5.180%
Servicing Fee Rate                         1.75000%
Indenture Trustee Fee                      0.00300%
Custodian Fee                              0.02000%
Backup Servicer Fee                        0.01000%
Insurance Premium Fee                      0.17000%
Demand Note Rate                           5.00000%
Initial Weighted Average APR               12.9080%
Initial Weighted Average Monthly
   Dealer Participation Fee Rate             0.000%
Initial Weighted Average Adjusted
   APR (net of Monthly Dealer
   Participation) of Remaining
   Portfolio                               12.9080%
Initial Weighted Average
   Remaining Term                            65.00
Initial Weighted Average
   Original Term                             69.00

CURRENT MONTH CERTIFICATE                                                                                           OVERCOLLAT-
         BALANCES                       TOTAL         CLASS A-1       CLASS A-2       CLASS A-3       CLASS A-4     ERALIZATION
-------------------------------------------------------------------------------------------------------------------------------

BOP:
Prior Month Pool Balance            483,067,314.35  76,738,200.43  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Prefunding Pool Balance                       0.00           0.00            0.00            0.00            0.00          0.00
Total Pool Balance                  483,067,314.35  76,738,200.43  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Total Note Balance                  472,558,763.66  72,558,763.66  137,000,000.00  147,000,000.00  116,000,000.00

EOP:
Number of Current Month Closed
   Contracts                                   461
Number of Reopened Loans                         0
Number of Contracts - EOP                   25,713
Pool Balance  -  EOP                469,417,590.93  63,088,477.01  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Prefunding Pool Balance                       0.00           0.00            0.00            0.00            0.00          0.00
Total Pool Balance  -  EOP          469,417,590.93  63,088,477.01  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Total Note Balance - EOP            456,662,665.12  56,662,665.12  137,000,000.00  147,000,000.00  116,000,000.00

Class Collateral Pool Factors           0.91332533     0.56662665      1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
   Portfolio                              12.82502%
Weighted Average Monthly Dealer
   Participation Fee Rate                  0.00000%
Weighted Average Adjusted APR
   (net of Monthly Dealer
   Participation) of Remaining
   Portfolio                              12.82502%
Weighted Average Remaining Term              64.09
Weighted Average Original Term               69.02

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

TOTAL DISTRIBUTION AMOUNT                                                                                        CONTRACTS
--------------------------------------------------------------------------------------------------------------------------

Monthly Payments:                      Principal                                                  6,572,058.09
                                       Interest                                                   5,145,892.80
Early Payoffs:                         Principal Collected                                        6,616,851.26
                                       Early Payoff Excess Servicing Compensation                         0.12
                                       Early Payoff Principal Net of Rule of 78s Adj.             6,616,851.14      440
                                       Interest                                                      74,112.28
Liquidated Receivable:                 Principal Collected                                                2.42
                                       Liquidated Receivable Excess Servicing Compensation                0.00
                                       Liquidated Receivable Principal Net of Rule of 78s Adj.            2.42       16
                                       Interest                                                          (2.42)
Purchase Amount:                       Principal                                                    122,635.00        5
                                       Interest                                                       5,731.12
                                          Total Principal                                        13,311,546.65
                                          Total Interest                                          5,225,733.78
                                          Total Principal and Interest                           18,537,280.43
Recoveries                                                                                          226,556.73
Excess Servicing Compensation                                                                             0.12
Late Fees & Miscellaneous Fees                                                                       71,043.95
Collection Account Customer Cash                                                                 18,834,881.23
ADDITIONAL COLLECTION ACCOUNT CASH:
Collection Account Investment Income                                                                 56,605.06
Prefunding Account Investment Income                                                                    299.40
Mandatory Special Redemption                                                                              0.00
Available Funds                                                                                  18,891,785.69

                                                                                        DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION                                                                               AMOUNT       DEFICIENCY CLAIM
------------------------------------------------------------------------------------------------------------------------

                                                                                        18,891,785.69
Servicing Fees:                        Current Month Servicing Fee         704,473.17
                                       Prior Period Unpaid Servicing Fee         0.00
                                       Late Fees & Miscellaneous Fees       71,043.95
                                       Excess Servicing Compensation             0.12
                                          Total Servicing Fees:            775,517.24   18,116,268.45         0.00
Indenture Trustee Fee                                                        1,181.40   18,115,087.05         0.00
Custodian Fee                                                                8,051.12   18,107,035.93         0.00
Backup Servicer Fee                                                          4,025.56   18,103,010.37         0.00
Prior Unpaid Indenture Trustee Fee                                               0.00   18,103,010.37         0.00
Prior Unpaid Custodian Fee                                                       0.00   18,103,010.37         0.00
Prior Unpaid Backup Servicer Fee                                                 0.00   18,103,010.37         0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

                                                                                                              SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                  DISTRIBUTION AMOUNT   DEFICIENCY CLAIM
------------------------------------------------------------------------------------------------------------------------------

Class A-1 Note Interest:                    Current Month                  324,700.47      17,778,309.90            0.00
                                            Prior Carryover Shortfall            0.00      17,778,309.90
Class A-2 Note Interest:                    Current Month                  609,650.00      17,168,659.90            0.00
                                            Prior Carryover Shortfall            0.00      17,168,659.90
Class A-3 Note Interest:                    Current Month                  633,325.00      16,535,334.90            0.00
                                            Prior Carryover Shortfall            0.00      16,535,334.90
Class A-4 Note Interest:                    Current Month                  500,733.33      16,034,601.57            0.00
                                            Prior Carryover Shortfall            0.00      16,034,601.57
Principal Payment Amount:                   Current Month                3,141,172.73      12,893,428.85            0.00
                                            Prior Carryover Shortfall            0.00      12,893,428.85
Certificate Insurer:                        Reimbursement Obligations            0.00      12,893,428.85            0.00
                                            Premium                         64,693.88      12,828,734.97            0.00
Demand Note Interest Payment Amount
                                            Current Month                   73,839.66      12,754,895.31            0.00
                                            Prior Carryover Shortfall            0.00      12,754,895.31            0.00
Demand Note                                 Reimbursement                        0.00      12,754,895.31            0.00
Additional Expenses:                        Trust Collateral Agent               0.00      12,754,895.31            0.00
                                            Indenture Trustee                    0.00      12,754,895.31            0.00
                                            Backup Servicer                      0.00      12,754,895.31            0.00
                                            Custodian                            0.00      12,754,895.31            0.00
Distribution to (from) the Spread Account                               12,754,895.31               0.00

LIQUIDATED RECEIVABLES

                                                                                             Cumulative Cram Down Loss
                                                                                                     Balance             Units
                                                                                             -------------------------   -----

Liquidated Receivables and Cram Down Loss:
   BOP Liquidated Receivable Principal Balance   338,179.19     BOP Cram Down loss Balance             0.00                0
   Current Month Cram Down Loss                        0.00   Current Month Cram Down Loss             0.00                0
   Liquidation Principal Proceeds                      2.42
   Principal Loss                                338,176.77
   Prior Month Cumulative Principal Loss LTD     227,408.76
   Cumulative Principal Loss LTD                 565,585.53     Cumulative Cram Down Loss              0.00                0

STATISTICAL INFORMATION

                                                         % OF TOTAL
DELINQUENCY STATUS:   # OF CONTRACTS       AMOUNT       POOL BALANCE
-------------------   --------------   --------------   ------------
   Current                 20,236      374,005,045.11       79.67%
   1-29 Days                4,999       88,408,804.96       18.83%
   30-59 Days                 316        4,473,157.56        0.95%
   60-89 Days                  99        1,566,675.17        0.33%
   90-119 Days                 60          899,634.42        0.19%
   120 Days or More             3           64,273.71        0.01%
      Total                25,713      469,417,590.93      100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

STATISTICAL INFORMATION CONTINUED

TRIGGER ANALYSIS:

(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                             Trigger    Trigger   Event of Default   Event of
                            Current Month   Threshold    Event        Threshold       Default
                            -------------   ---------   -------   ----------------   --------

Average Delinquency Ratio      1.00407%       4.25%        NO           6.25%           NO
Cumulative Default Rate           0.32%       1.57%        NO           1.85%           NO
Cumulative Loss Rate              0.06%       0.79%        NO           1.02%           NO

STATISTICAL INFORMATION CONTINUED

REPOSSESSION STATISTICS:

                                                                           RECOVERY
                                  CERTIFICATE INVENTORY                    INVENTORY
                                      # OF CONTRACTS       AMOUNT *     # OF CONTRACTS     AMOUNT *
                                  ---------------------   ----------    --------------   -----------

Prior Month Inventory                        8            187,801.45            6         124,826.52
Repurchases                                  0                  0.00            0               0.00
Adjusted Prior Month Inventory               8            187,801.45            6         124,826.52
Current Month Repos                         21            417,715.93           13         186,119.39
Repos Actually Liquidated                    7            158,426.72            0               0.00
Repos Liquidated at 60+ or 150+              0                  0.00           19         310,945.91
Dealer Payoff                                0                  0.00            0               0.00
Redeemed / Cured                             1             35,812.73            0               0.00
Purchased Repos                              0                  0.00            0               0.00
Current Month Inventory                     21            411,277.93            0               0.00

*    The Prior Month Inventory reported this month may differ due to Payment or
     NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:

                                      # OF CONTRACTS        AMOUNT
                                  ---------------------   ----------
Current Month Balance                       16            338,179.19
Cumulative Balance                          27            570,735.95
Current Month Proceeds                                          0.00
Cumulative Proceeds                                         6,051.83
Current Month Recoveries                                  226,556.73
Cumulative Recoveries                                     275,658.24

                                         RECEIVABLES LIQUIDATED AT 150 OR
                                         MORE DAYS DELINQUENT, 60 OR MORE
                                      DAYS PAST THE DATE AVAILABLE FOR SALE      CUMULATIVE RECEIVABLES
                                                 AND BY ELECTION:             LIQUIDATED AT 150+ AND 60+:
                                      -------------------------------------   ---------------------------
                                                 Balance    Units                   Balance   Units
                                                ---------   -----                   -------   -----

Prior Month                                       400.64       1                      0.00      0
Current Trust Liquidation Balance                   0.00       0                      0.00      0
Current Monthly Principal Payments              2,480.60
Cram Down Loss                                      0.00
Reopened Loan Due to NSF                            0.00       4
Current Repurchases                                 0.00       0
Current Recovery Sale Proceeds                   (400.64)     -3
Deficiency Balance of Sold Vehicles                 0.00       0
EOP                                             2,480.60       2                      0.00      0

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

STATISTICAL INFORMATION CONTINUED

Requisite Amount:                                           0.00

   DEMAND NOTE SPREAD ACCOUNT
Initial Deposit                                             0.00
   BOP Balance                                              0.00
   Remaining Distribution Amount                   12,754,895.31
   Investment Income  - Spread                             30.51
   Current Month Draw - Spread                              0.00
EOP Balance Prior to Distribution                  12,754,925.82

Spread Account Release Amount                      12,754,925.82

EOP Balance                                                 0.00

Class A Principal Payment Amount                   12,754,925.82
Demand Note Supp Interest Payment Amount                    0.00
Class R Certificateholder Distribution                      0.00

   DEMAND NOTE
Demand Note Initial Balance                        12,477,015.96
Subsequent Transfer                                 5,244,503.03
Demand Note Amount                                 17,721,518.99

OVERCOLLATERALIZATION AMOUNT                       12,754,925.82

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT             30,476,444.80   6.49%

REQUIRED TOTAL ENHANCEMENT AMOUNT                  42,247,583.18   9.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                   149,842,943.76
BOP Balance                                                 0.00
Subsequent Transfer                                         0.00
Investment Income Earned                                  299.40
Investment Income Deposited to Note Account for           299.40
   Distribution Per SAS Sec5.5                              0.00
Mandatory Special Redemption                                0.00

Remaining Prefunding Balance                                0.00
Undistributed Investment Income                             0.00
EOP Balance Before Release to Servicer                      0.00
Prefunding Account Balance Released to Servicer
EOP Balance                                                 0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

CUMULATIVE LOSS:                                   CUMULATIVE GROSS DEFAULT:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT     UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
-----------   -------------   ----------------     -----------   -------------   ----------------

      3           0.79%             1.02%                3            1.57%            1.85%
      6           1.57%             1.87%                6            3.13%            3.39%
      9           1.96%             2.37%                9            3.73%            4.31%
     12           3.13%             3.39%               12            5.88%            6.15%
     15           3.56%             3.85%               15            6.77%            7.00%
     18           4.28%             4.61%               18            8.56%            8.39%
     21           4.66%             5.39%               21            8.98%            9.80%
     24           5.17%             5.85%               24            9.40%           10.63%
     27           5.50%             6.31%               27           10.00%           11.48%
     30           6.00%             6.76%               30           10.91%           12.30%
     33           6.34%             7.24%               33           11.52%           13.15%
     36           6.67%             7.54%               36           12.12%           13.71%
     39           6.83%             7.69%               39           12.43%           13.98%
     42           7.00%             8.00%               42           12.72%           14.54%
     45           7.00%             8.00%               45           12.72%           14.54%
     48           7.00%             8.00%               48           12.72%           14.54%
     51           7.00%             8.00%               51           12.72%           14.54%
     54           7.00%             8.00%               54           12.72%           14.54%
     57           7.00%             8.00%               57           12.72%           14.54%
     60           7.00%             8.00%               60           12.72%           14.54%
     63           7.00%             8.00%               63           12.72%           14.54%
     66           7.00%             8.00%               66           12.72%           14.54%
     69           7.00%             8.00%               69           12.72%           14.54%
     72           7.00%             8.00%               72           12.72%           14.54%

AVERAGE DELINQUENCY RATIO:

UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
-----------   -------------   ----------------
     12           4.25%             6.25%
     24           5.25%             7.25%
     72           6.25%             8.25%

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of November 30, 2006 and were performed in conformity with the Sale and Servicing Agreement dated September
1, 2006.

/s/ Maureen E. Morley
-------------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7